VIA EDGAR

March 1, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	NuShares ETF Trust (File Nos. 333-212032 and 811-23161)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Nushares ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933 (the “1933 Act”) and under the Investment Company Act of 1940, Post-Effective Amendment No. 39 to the Trust’s registration statement on Form N-1A (“PEA No. 39”). The purpose of PEA No. 39 is to introduce the Nuveen ESG High Yield Corporate Bond ETF as a new and separate series of the Trust.

The disclosure in PEA no. 39 is substantially the same as the disclosure contained in Post-Effective Amendment No. 33 to the Trust’s registration statement on Form N-1A (“PEA No. 33”), which was filed with the U.S. Securities and Exchange Commission (the “Commission”) on December 4, 2018 and subsequently reviewed by the Commission staff, except that the Fund’s name has changed from Nushares ESG High Yield Corporate Bond ETF to Nuveen ESG High Yield Corporate Bond ETF. PEA No. 33 went effective automatically on February 17, 2019, but PEA No. 33 was subsequently withdrawn by the Trust, at the request of the Commission, because the registration statement was incomplete. Therefore, pursuant to Investment Company Act Release No. 13768, the Trust respectfully requests selective review of PEA No. 39 by the Commission staff.

If you have any questions, please do not hesitate to contact me at (202) 373-6799.

Sincerely,

/s/ W. John McGuire

W. John McGuire